Liquidity and Capital Resources	3 Months Ended
Mar. 31, 2023
Liquidity And Capital Resources Abstract
Liquidity and Capital Resources

2. Liquidity and Capital Resources

The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited Condensed Consolidated Financial Statements are issued. Based on its recurring losses from operations since inception and continued cash outflows from operating activities (all as described below), the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these unaudited Condensed Consolidated Financial Statements were issued.

Since its formation, the Company has devoted substantial effort and capital resources to strategic planning, engineering, design, and development of its electric vehicle platform, development of initial electric vehicle models, and capital raising. Since inception, the Company has incurred cumulative losses from operations, negative cash flows from operating activities, and has an accumulated deficit of $3,470.1 million of March 31, 2023. The Company has funded its operations and capital needs primarily through the net proceeds received from capital contributions, the issuance of related party notes payable and notes payable (see Note 8, Related Party Notes Payable and Note 9, Notes Payable), the sale of Preferred and Common Stock (see Note 12, Stockholders’ Equity), and the net proceeds received from the Business Combination and the PIPE Financing (see Note 1, Nature of Business and Organization and Basis of Presentation).

FF announced the start of production of its first electric vehicle, the FF 91 Futurist, on March 29, 2023. However, FF has not recognized any revenue as of the date hereof. FF’s future business depends in large part on its ability to execute its plans to develop, manufacture, market, and deliver electric vehicles, including the FF 91, FF 81, FF 71 series, and SLMD electric vehicle models that appeal to customers. Based on certain management assumptions, including timely completion of certain testing and the suppliers meeting our supply chain requirement, FF originally expected deliveries of the FF 91 to users to begin before the end of April 2023. However, certain of FF’s suppliers informed FF that they will be unable to meet FF’s timing requirements and, therefore, FF has updated the timing for the start of deliveries for its FF 91 vehicle. Based on the revised delivery plan, FF expects the first phase of the three-phase delivery plan to begin at the end of May 2023, and the second phase of the three-phase delivery plan to begin at the end of the second quarter of 2023, followed by the third phase. The first phase is the “Industry Expert Futurist Product Officer (FPO) Co-Creation Delivery.” In this first phase, the Industry Expert FPO(s) will pay in full for an FF 91 vehicle in order to reserve the vehicle and be trained in the use of the vehicle. The reserved FF 91 vehicle will be delivered to the FPO at the beginning of the second phase. The second phase is the “FPO Co-Creation Delivery.” In this second phase, FPO(s) will take possession of the FF 91 vehicle. The third phase is the “Full Co-Creation Delivery.” In this third phase, FF will deliver FF 91 vehicles to all spire users that pay in full for an FF 91 vehicle.

The successful beginning of the second phase is contingent on receiving parts on our required timeframes and completion of requisite tests. Further, FF expects to need substantial additional financing to start the third phase of the delivery plan and is in discussions with additional potential investors to obtain such financing. As FF executes the three-phase delivery plan, it plans to continue to move vehicles into production and off-the-line with high quality and high product power. There is no assurance FF will be able to timely receive sufficient funding under existing or new financing commitments to produce and deliver the FF 91 Futurist on that timeline or at all. If unable to receive sufficient funding, FF will be required to obtain new financing commitments, which may not be available to it under reasonable commercial terms. Further, there cannot be any assurance that FF will be able to secure additional funding, under reasonable commercial terms if at all, develop the manufacturing capabilities and processes, secure reliable sources of component supply to meet quality, engineering, design or production standards, or to meet the required production volumes to successfully grow into a viable, cash flow positive, business.

The Company has continued financing discussions with multiple parties, but has experienced delays in securing additional funding commitments, which have exacerbated the supply chain pressures on FF’s business. Additionally, certain investors under the SPA may not fund their commitments until the Company increases the number of authorized shares of its Class A Common Stock and registers the securities underlying the SPA Warrants and SPA Notes in an effective registration statement. These factors, in addition to the continued rise in inflation and other challenging macroeconomic conditions, have led FF to take steps to preserve its current cash position, including reducing spending, extending payment cycles and implementing other similar measures. If FF’s ongoing capital raising efforts are unsuccessful or significantly delayed, or if FF experience prolonged material adverse trends in its business, FF’s production will be delayed or decreased, and actual use of cash, production volume and revenue for 2023 will vary from the Company’s previously disclosed forecasts, and such variances may be material. While FF is actively engaged in negotiations with potential financing sources, there is no guarantee that it will be able to raise additional capital on terms acceptable to it or at all. In addition to the risk that FF’s assumptions and analyses may prove incorrect, the projections may underestimate the professional fees and other costs to be incurred related to the pursuit of various financing options currently being considered and the ongoing legal risks. Incremental capital needs beyond 2023 to fund operations and the development of the Company’s remaining product portfolio and to ramp up production will be highly dependent on the market success and profitability of the FF 91 and the Company’s ability to accurately estimate and control costs. Apart from the FF 91 series, substantial additional capital will be required to fund operations, research, development, and design efforts for future vehicles.

As part of the SPA, as amended (as defined in Note 9, Notes Payable), the Company has obtained commitments from several investors totaling $267.0 million in new convertible note financing and in committed forced warrant exercise proceeds, subject to certain conditions. A total of $220.3 million under these commitments has been funded to date, through which the Company has received $193.3 million (net of original discount and transaction costs). The right to force exercise of the Warrant Reserve (defined in Note 9, Notes Payable) expired upon the holders exercising their warrants during 2023. In February 2023, Senyun and a purchaser affiliated with ATW Partners LLC exercised 20% of their respective options to purchase additional senior secured notes and SPA Warrants (defined in Note 9, Notes Payable) of the Company under the same terms as the Incremental Notes (defined in Note 9, Notes Payable). The Company received aggregated gross proceeds of $38.0 million ($32.9 million net of original issuance discount and transaction costs) in exchange for such issuances.

On November 11, 2022, FF entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), which is an affiliate of Yorkville Advisors. Under terms of the SEPA, FF has the right, but not the obligation, to sell up to $200.0 million (which can be increased up to $350.0 million under FF’s option) of Class A common stock (“Class A Common Stock”) to an affiliate of Yorkville Advisors, subject to certain limitations, at the time of the Company’s choosing during the three year term of the SEPA.

On May 8, 2023, the Company entered into a Securities Purchase Agreement (the “Unsecured SPA”) with Metaverse Horizon Limited and V W Investment Holding Limited (the “Unsecured SPA Purchasers”) to issue and sell, subject to the satisfaction of certain closing conditions, $100.0 million aggregate principal amount of the Company’s senior unsecured convertible promissory notes. On May 10, 2023, the Company received gross proceeds pursuant to the Unsecured SPA totaling $3.3 million ($3.0 million net of original issuance cost). The Unsecured SPA Purchasers committed to fund in eight subsequent closings fifteen days apart, subject to the satisfaction of certain closing conditions. In addition, any Unsecured SPA Purchaser may postpone or cancel any closing pursuant to the Unsecured SPA in its reasonable discretion if it reasonably determines, based on public information, that the first phase of the Company’s three-phase delivery plan as disclosed in public filings has not begun or will not begin prior to May 31, 2023 and/or the second phase of such delivery plan has not begun or will not begin prior to June 30, 2023, in each case within 15 calendar days of such deadline.

Despite the access to liquidity resulting from the SEPA and the unfunded commitments from the SPA, and the Unsecured SPA, the Company projects that it will require additional funds in order to continue operations and support the ramp-up of production of the FF 91 to generate revenues to put the Company on a path to cash flow break-even. Incremental capital needs beyond March 2023 to fund operations and the development of the Company’s remaining product portfolio and to ramp up production will be highly dependent on the market success and profitability of the FF 91 and the Company’s ability to accurately estimate and control costs.

The Company’s ongoing liquidity needs will depend on the extent to which the Company’s actual costs vary from the Company’s estimates and the Company’s ability to control these costs, as well as the Company’s ability to raise additional funds. The Company is exploring various funding and financing alternatives to fund its ongoing operations and to ramp up production after start of production, including equipment leasing, construction financing of the Hanford, California manufacturing facility, secured syndicated debt financing, convertible notes, working capital loans, and equity offerings, among other options. The particular funding mechanisms, terms, timing, and amounts are dependent on the Company’s assessment of opportunities available in the marketplace and the circumstances of the business at the relevant time.

The timely achievement of the Company’s operating plan as well as its ability to maintain an adequate level of liquidity are subject to various risks associated with the Company’s ability to continue to successfully close additional sources of funding, control and effectively manage its costs, as well as factors outside of the Company’s control, including those related to global supply chain disruptions, the rising prices of materials and other potential impact of the COVID-19 pandemic. Refer to the section titled, “Risk Factors” in the Company’s Form 10-K for a full discussion of the risks associated with the COVID-19 pandemic. The Company’s forecasts and projections of working capital reflect significant judgment and estimates for which there are inherent risks and uncertainties.

The Company expects to continue to generate significant operating losses for the foreseeable future. The plans are dependent on the Company being able to continue to raise significant amounts of capital through the issuance of additional notes payable and equity securities.

There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future funding raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce discretionary spending, alter or scale back vehicle development programs, be unable to develop new or enhanced production methods, or be unable to fund capital expenditures. Any such events would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The unaudited Condensed Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited Condensed Consolidated Financial Statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

As of March 31, 2023, the Company was operating in compliance with all covenants related to debt agreements, however as of the date of issuance of the unaudited Condensed Consolidated Financial Statements the Company is in breach of its agreement with Chongqing Leshi Small Loan Co., Ltd., a related party, with a principal balance of $4.7 million. As of December 31, 2022, the Company was in default on the Bridge Notes. Subsequent to the date of the Consolidated Financial Statements, the holders of the Bridge Notes waived the default.